Employee benefits (Tables) - Parent Company Gratuity plan [member]	12 Months Ended
Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2025, 2024 and 2023 consist of the following:

	For the Year Ended March 31,
	2025		2024		2023
Current service cost	Rs.	432	Rs.	389	Rs.	364
Interest on defined benefit liability		19		(7)		30
Past service cost		-		-		17
Gratuity cost recognized in income statement	Rs.	451	Rs.	382	Rs.	411

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2025		2024
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	3,863	Rs.	3,404
F a i r v a l ue of p l a n a ss e t s		(3,339)		(3,064)
Net defined benefit liability r e c og n i z e d	Rs.	524	Rs.	340

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2025		2024
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	3,404	Rs.	3,076
Current s e r v i c e c o s t		432		389
In t e r e s t on defined obligations		225		206
Past service cost				-
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		102		(154)
Actuarial loss/(gain) due to demographic assumptions		(35)		47
Actuarial loss/(gain) due to experience changes		72		98
B e n e f it s p a i d		(330)		(249)
Liabilities transferred (1)		(7)		(9)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	3,863	Rs.	3,404

(1)	Liabilities transferred:
•
During the year ended March 31, 2025, an amount of Rs.7 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

•
During the year ended March 31, 2024, an amount of Rs.9 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2 025		2024
Fair value of plan assets at the beginning of the year	Rs.	3,064	Rs.	3,093
Employer contributions		362		-
Interest on plan assets		206		213
Re-measurements due to:
Return on plan assets excluding interest on plan assets		37		16
Benefits paid		(330)		(249)
Assets transferred (1)		-		(9)
Plan assets at the end of the year	Rs.	3,339	Rs.	3,064

(1)	Assets transferred:
•	During the year ended March 31, 2025, an amount of Rs.0 represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2024, an amount of Rs.(9) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

As of March 31, 2025
Defined benefit obligation without effect of projected salary growth	2,618
Add: Effect of salary growth	1,245
Defined benefit obligation with projected salary growth	3,863
Defined benefit obligation, using salary growth rate plus 50 basis points	3,967
Defined benefit obligation, using salary growth rate minus 50 basis points	3,762
Defined benefit obligation, using discount rate minus 50 basis points	3,970
Defined benefit obligation, using discount rate plus 50 basis points	3,761

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

	For the Year Ended March 31,
	2025	2024	2023
Discount rate	6.65%	7.15%	7.30%
Rate of compensation increase	8.10%	8.10%	9.00%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2025 and 2024, by asset category, was as follows:

	As of March 31,
	2025	2024
Funds managed by insurers	100%	100%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as of March 31, 2025 were as follows:

Expected contribution	Amount
During the year ended March 31, 2026 (estimated)	Rs.91

Expected future benefit payments
March 31, 2027	674
March 31, 2028	586
March 31, 2029	552
March 31, 2030	521
Thereafter	3,587